ROYCE CAPITAL FUND
                  1414 AVENUE OF THE AMERICAS
                    NEW YORK, NEW YORK 10019




                                   April 29, 1999


Document Control: Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C. 20549

                              Re:  Royce Capital Fund
                                   File No. 333-1073

Gentlemen:

This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to Royce Capital Fund does not differ from that which was filed electronically in the most recent post-effective amendment.


                                   Sincerely,

                                   /s/ John E. Denneen


                                   John E. Denneen
                                   Secretary